Debt (Details 1)	12 Months Ended
Dec. 31, 2013
Prior To September 29 2013 [Member]
Debt Instrument [Line Items]
Applicable Premium	2.00%
Prior To September 29 2014 [Member]
Debt Instrument [Line Items]
Applicable Premium	1.00%
On Or After September 29 2014 [Member]
Debt Instrument [Line Items]
Applicable Premium	0.00%